ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 10,113	$ 11,129
Prepaid expenses and other assets	6,335	5,636
Restricted cash	2,395	1,595
Sustainable resources	85	109	$ 333
Accounts receivable and other	$ 18,928	$ 18,469